Investments in Affiliates - Operating Affiliates (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Investments in affiliates		$ 1,953,711		$ 1,708,899	$ 1,637,620
Equity in net income (loss) in operating affiliates		$ 8,071	$ 57,997	$ 118,060	203,034		$ 258,195
Privilege Underwriters' Reciprocal Exchange [Member]
Schedule of Equity Method Investments [Line Items]
Surplus Note Term				10 years
Operating affiliates
Schedule of Equity Method Investments [Line Items]
Investments in affiliates				$ 322,062	418,482
Equity in net income (loss) in operating affiliates				44,740	107,218
Investee summarized data - total assets	[1]			4,989,581	5,530,061
Investee summarized data - total liabilities	[1]			3,389,699	3,792,261
Investee summarized data - total revenue (loss)	[1]			1,053,803	1,655,459
Investee summarized data - net income (loss)	[1]			182,192	628,963
Other strategic operating affiliates
Schedule of Equity Method Investments [Line Items]
Investments in affiliates				251,348	317,216
Equity in net income (loss) in operating affiliates				33,608	50,132
Investee summarized data - total assets	[1]			4,280,976	4,679,395
Investee summarized data - total liabilities	[1]			3,293,873	3,691,173
Investee summarized data - total revenue (loss)	[1]			847,131	1,075,935
Investee summarized data - net income (loss)	[1]			91,701	152,122
Investment manager affiliates
Schedule of Equity Method Investments [Line Items]
Investments in affiliates				70,714	101,266	[2]
Equity in net income (loss) in operating affiliates				11,132	57,086	[2]
Investee summarized data - total assets	[1]			708,605	850,666	[2]
Investee summarized data - total liabilities	[1]			95,826	101,088	[2]
Investee summarized data - total revenue (loss)	[1]			206,672	579,524	[2]
Investee summarized data - net income (loss)	[1]			$ 90,491	$ 476,841	[2]

[1]	Total assets and total liabilities reflect balances related to investees still held at December 31, 2015 and 2014, respectively. Total revenue (loss) and net income (loss) reflect activity for the years ended December 31, 2015 and 2014 related to both investees still held at year-end and investees disposed of during the year.
[2]	During the years ended December 31, 2015 and 2014, the Company received distributions from its Investment Manager Affiliates of approximately $25.3 million and $60.3 million, respectively.